Revenue Recognition - Deferred Contract Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Contract Costs
Deferred contract costs	$ 1,833	$ 2,022
Deferred contract costs, current	967	1,097
Deferred contract costs, noncurrent	866	924
Amortization of deferred contract costs	1,609
Costs to obtain a contract
Deferred Contract Costs
Deferred contract costs	563	476
Deferred setup costs
Deferred Contract Costs
Deferred contract costs	456	546
Other deferred fulfillment costs
Deferred Contract Costs
Deferred contract costs	$ 814	$ 1,000